COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended			12 Months Ended
	Aug. 31, 2008	Nov. 30, 2006	Dec. 31, 2003	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital commitments
Purchase agreements to acquire property, plant and equipment, intangible assets and costs related thereto				$ 288,800,000
Agreement with Apple
Number of iPhone handsets to be bought under unconditional purchase agreement with Apple Sales International	1,500,000
Period over which iPhone handsets are to be bought under unconditional purchase agreement with Apple Sales International (in years)	three year
Percentage of total purchase installment made (as a percent)				7.50%	0.40%	7.20%
Amount paid for handsets purchased				79,400,000	3,400,000	65,400,000
MGTS long-term investment program
Estimated capital expenditures			1,600,000,000
Number of local telephone stations for reconstruction			350
Number of new phone lines for installation			4,300,000
Number of automatic telephone station buildings which are to be reconstructed or rebuilt			113
Minimum percentage of the market value of additional floor space constructed owed to the Moscow City Government (as a percent)		30.00%
Percentage of margin on expenses reimbursed in the construction process as consideration to Sistema-Hals (as a percent)		4.75%
Fixed fee per one building paid as consideration to Sistema-Hals		40,000
Number of sites for which agreements have been cancelled between MGTS and Sistema-Hals				87
Agreed terms for the cancelled agreements
Payable to Sistema Hals					38,300,000
Operating leases
Rental expenses included in operating expenses				338,300,000	278,500,000	243,800,000
Rental expenses included in cost of services				182,400,000	168,700,000	175,800,000
Future minimum lease payments due
2011				337,470,000
2012				27,244,000
2013				16,096,000
2014				8,748,000
2015				6,734,000
Thereafter				75,265,000
Total				471,557,000
Sites on which project development and site preparation works were performed by Sistema Hals | Sistema Hals
Agreed terms for the cancelled agreements
Number of sites				95
Payable to Sistema Hals					38,300,000
Construction in-progress					33,300,000
Sites on which expenses incurred by Sistema Hals in relation to construction process to be reimbursed by investor companies | Sistema Hals
Agreed terms for the cancelled agreements
Number of sites				8
Payable to Sistema Hals reversed				20,800,000
Construction in-progress reversed				17,700,000
Sites on which part of expenses incurred by Sistema Hals in relation to construction process to be reimbursed by MGTS | Sistema Hals
Agreed terms for the cancelled agreements
Number of sites				79
Payable to Sistema Hals				5,900,000
Construction in-progress				5,000,000
Payable to Sistema Hals reversed				6,400,000
Construction in-progress reversed				5,500,000
Sites to be developed based on existing agreements | Sistema Hals
Agreed terms for the cancelled agreements
Number of sites				8
Payable to Sistema Hals				6,100,000
Construction in-progress				5,200,000
Sistema Hals
Agreed terms for the cancelled agreements
Impairment of remaining capital expenditures				$ 3,500,000